Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Components of Income Tax Expenses

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Current:
Domestic	¥7,635	¥12,988	¥175	$2
Foreign	5,142	4,599	5,956	72

Sub Total	12,777	17,587	6,131	74

Deferred:
Domestic	(84,072)	28,207	56,194	679
Foreign	441	(8,633)	(995)	(12)

Sub Total	(83,631)	19,574	55,199	667

Total	¥(70,854)	¥37,161	¥61,330	$741

Effective Income Tax Rate Reflected in the Consolidated Statements of Operations

	Year ended March 31
	2009	2010	2011
Normal effective statutory tax rate	41.0%	41.0%	41.0%
Impact of:
Change in deferred tax valuation allowance	(27.6)	6.7	1.6
Taxable items to be added on financial profit	(0.1)	10.8	5.3
Non-deductible expenses	(3.8)	10.5	16.6
Non-taxable revenue	2.9	(7.8)	(8.4)
Dividends from foreign subsidiaries	—	1.0	0.0
Tax effect of undistributed earnings of foreign subsidiaries	(0.7)	0.1	(0.0)
Different tax rate applicable to income (loss) of foreign subsidiaries	(9.9)	(26.9)	10.8
Tax benefit recognized on the devaluation of investment in foreign subsidiaries	7.5	—	(1.3)
Other	(0.2)	(0.1)	0.2

Effective tax rate	9.1%	35.3%	65.8%

Details of Deferred Tax Assets and Liabilities

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥11,175	¥10,243	$124
Investments in subsidiaries and affiliates	174,529	171,520	2,072
Valuation of financial instruments	268,588	214,706	2,595
Accrued pension and severance costs	47,786	41,402	500
Other accrued expenses and provisions	81,375	77,649	938
Operating losses	351,101	317,519	3,837
Other	5,160	5,215	63

Gross deferred tax assets	939,714	838,254	10,129
Less—Valuation allowance	(501,554)	(461,966)	(5,582)

Total deferred tax assets	438,160	376,288	4,547

Deferred tax liabilities
Investments in subsidiaries and affiliates	66,218	69,363	838
Valuation of financial instruments	46,865	47,694	577
Undistributed earnings of foreign subsidiaries	5,258	4,409	53
Valuation of fixed assets	19,196	19,355	234
Other	7,611	5,736	69

Total deferred tax liabilities	145,148	146,557	1,771

Net deferred tax assets	¥293,012	¥229,731	$2,776

Changes in the Valuation Allowance for Deferred Tax Assets

	Millions of yen						Translation into millions of U.S. dollars
	Year ended March 31
	2009		2010		2011		2011
Balance at beginning of year	¥326,634		¥493,906		¥501,554		$6,060
Net change during the year	167,272	(1)	7,648	(2)	(39,588	)(3)	(478	)(3)

Balance at end of year	¥493,906		¥501,554		¥461,966		$5,582

(1)	Includes ¥121,273 million related to foreign subsidiaries which is mainly due to an increase in non-recoverability of losses in certain U.S. subsidiaries and in certain European subsidiaries, ¥25,817 million related to subsidiaries in Japan and ¥20,182 million related to the Company, which is due to the allowance for the non-recoverability of future realizable losses on local taxes.
(2)	Includes ¥8,313 million and ¥2,667 million related to subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries and in certain subsidiaries in Japan, negative ¥3,332 million related the Company which is due to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥7,648 million of allowances increased for the year ended March 31, 2010.
(3)	Includes negative ¥33,523 million ($405 million) related to foreign subsidiaries which is mainly due to an effect of utilized loss carryforwards in certain U.S. subsidiaries, negative ¥2,657 million ($32 million) and negative ¥3,408 million ($41 million) related to Japanese subsidiaries and the Company, respectively, which is due mainly to a result of a review of future realizable value for the deferred tax assets previously recorded. In total, ¥39,588 million ($478 million) of allowances decreased for the year ended March 31, 2011.

Summarizes the Major Jurisdictions Subject to Examination

Jurisdiction	Year
Japan	2006	(1)
U.K.	2009
U.S.	2007
(1)	For transfer pricing, the earliest year in which Nomura remains subject to examinations is 2005.